Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 27, 2021
C000229340
Account Value [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Account Value	$ 11,509	$ 11,379	$ 11,223	$ 11,076	$ 10,867	$ 10,709	$ 10,510	$ 10,341	$ 10,181	$ 10,064	$ 9,901	$ 9,867	$ 9,869	$ 9,934	$ 9,970	$ 10,000
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 9,533	9,560	9,460	9,472	9,039	9,036	8,851	8,828	8,923	8,745	8,748	8,935	9,118	9,686	10,037	10,000
T. Rowe Index: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Account Value	$ 11,346	$ 11,231	$ 11,101	$ 10,970	$ 10,803	$ 10,665	$ 10,527	$ 10,378	$ 10,244	$ 10,127	$ 10,024	$ 9,982	$ 9,982	$ 9,982	$ 9,998	$ 10,000